UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.4%
	Consumer Discretionary – 18.8%
307,000	American Eagle Outfitters, Inc.	$7,969,720
51,000	Bright Horizons Family Solutions, Inc.*	6,090,930
54,000	Burlington Stores, Inc.*	9,081,720
187,000	Duluth Holdings, Inc. - Class B*	5,411,780
87,000	Five Below, Inc.*	10,132,890
30,000	GrubHub, Inc.*	4,323,300
120,000	Ollie's Bargain Outlet Holdings, Inc.*	10,452,000
134,000	Planet Fitness, Inc. - Class A*	6,883,580
70,000	Pool Corp.	11,498,200
		71,844,120
	Consumer Staples – 4.4%
270,000	elf Beauty, Inc.*	3,750,300
337,000	Nomad Foods Ltd.* 1	7,026,450
221,000	Sprouts Farmers Market, Inc.*	5,849,870
		16,626,620
	Energy – 1.7%
198,000	Matador Resources Co.*	6,482,520

	Financials – 5.1%
101,000	Ameris Bancorp	5,014,650
172,000	Home BancShares, Inc.	4,026,520
72,000	Pinnacle Financial Partners, Inc.	4,647,600
116,000	PRA Group, Inc.*	4,239,800
30,000	Stifel Financial Corp.	1,676,100
		19,604,670
	Health Care – 23.6%
152,000	Acadia Healthcare Co., Inc.*	6,312,560
43,000	Adamas Pharmaceuticals, Inc.*	990,290
158,000	Arrowhead Pharmaceuticals, Inc.*	2,332,080
6,000	Cambrex Corp.*	404,400
146,000	Corcept Therapeutics, Inc.*	2,192,920
109,000	DBV Technologies S.A. - ADR* 1	2,424,160
87,000	Evolent Health, Inc. - Class A*	2,218,500
212,000	Globus Medical, Inc. - Class A*	11,293,240
42,000	Insulet Corp.*	4,379,340
78,000	La Jolla Pharmaceutical Co.*	1,797,120
73,000	Ligand Pharmaceuticals, Inc. - Class B*	18,957,370
186,000	Omnicell, Inc.*	12,787,500
61,000	Pacira Pharmaceuticals, Inc.*	2,876,150
15,000	Penumbra, Inc.*	2,082,750
124,000	Retrophin, Inc.*	3,929,560
56,000	Sage Therapeutics, Inc.*	9,198,560

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Health Care (Continued)
20,000	Sarepta Therapeutics, Inc.*	$2,760,800
67,000	Supernus Pharmaceuticals, Inc.*	2,968,100
		89,905,400
	Industrials – 14.7%
107,000	A.O. Smith Corp.	6,214,560
249,000	Advanced Disposal Services, Inc.*	6,643,320
99,000	ASGN Inc.*	9,166,410
137,000	Beacon Roofing Supply, Inc.*	5,079,960
34,000	John Bean Technologies Corp.	4,022,200
77,000	Saia, Inc.*	6,102,250
60,000	SiteOne Landscape Supply, Inc.*	5,422,200
45,000	Watsco, Inc.	7,874,550
255,000	Welbilt, Inc.*	5,643,150
		56,168,600
	Information Technology – 15.7%
130,000	Envestnet, Inc.*	8,216,000
74,000	EPAM Systems, Inc.*	10,576,820
74,000	Euronet Worldwide, Inc.*	7,237,200
77,000	Fortinet, Inc.*	6,449,520
33,000	Littelfuse, Inc.	7,377,480
40,000	Silicon Laboratories, Inc.*	3,920,000
54,000	WEX, Inc.*	10,271,880
53,000	Wix.com Ltd.* 1	5,888,300
		59,937,200
	Real Estate – 1.0%
102,000	Terreno Realty Corp. - REIT	3,917,820

	Technology – 9.4%
32,000	2U, Inc.*	2,859,520
97,000	Bottomline Technologies de, Inc.*	6,399,090
217,000	Descartes Systems Group, Inc.* 1	7,595,000
142,000	Integrated Device Technology, Inc.*	6,033,580
43,000	Lumentum Holdings, Inc.*	2,919,700
82,000	Mimecast Ltd.* 1	3,410,380
34,000	New Relic, Inc.*	3,493,840
165,000	Quantenna Communications, Inc.*	3,014,550
		35,725,660
	Total Common Stocks (Cost $216,532,992)	360,212,610

Oak Ridge Small Cap Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Mutual Funds – 1.0%
309,132	Oak Ridge International Small Cap Fund - Class I	$3,802,318

	Total Mutual Funds (Cost $3,356,148)	3,802,318

Principal Amount

	Short-Term Investments – 5.1%
$19,638,680	UMB Money Market II Special, 1.73%[2]	19,638,680

	Total Short-Term Investments (Cost $19,638,680)	19,638,680

	Total Investments – 100.5% (Cost $239,527,820)	383,653,608
	Liabilities in Excess of Other Assets – (0.5)%	(1,771,392)

	Total Net Assets – 100.0%	$381,882,216

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 95.9%
	Australia – 7.2%
409,732	Costa Group Holdings Ltd.	$2,129,664
170,043	Elders Ltd.	812,930
308,244	IDP Education Ltd.	2,408,780
133,682	Regis Resources Ltd.	402,680
59,114	Sandfire Resources NL	301,732
149,441	SmartGroup Corp. Ltd.	1,375,158
170,166	SpeedCast International Ltd.	518,694
		7,949,638
	Austria – 0.9%
22,682	Oesterreichische Post A.G.	1,001,536

	Belgium – 0.3%
2,449	Barco N.V.	336,578

	China – 4.3%
1,666,000	China Communications Services Corp. Ltd. - Class H	1,379,701
89,000	China Shineway Pharmaceutical Group Ltd.	125,640
90,600	Health and Happiness H&H International Holdings Ltd.*	574,273
182,600	HKBN Ltd.	271,266
82,500	Kerry Logistics Network Ltd.	122,770
2,375,000	Lonking Holdings Ltd.	817,004
1,887,000	Sinotrans Ltd. - Class H	790,978
214,000	Vitasoy International Holdings Ltd.	687,086
		4,768,718
	Denmark – 5.8%
74,339	GN Store Nord A/S	3,855,738
5,789	Rockwool International A/S - B Shares	2,507,707
		6,363,445
	Faroe Islands – 2.6%
49,722	Bakkafrost P/F	2,838,818

	Finland – 2.1%
34,766	Finnair OYJ	303,067
204,084	Outotec OYJ*	1,535,072
58,577	Ramirent OYJ	483,779
		2,321,918
	Germany – 6.3%
34,916	Cancom S.E.	1,550,651
16,538	CTS Eventim A.G. & Co. KGaA	733,316
25,602	Hamburger Hafen und Logistik A.G.	617,539
4,488	Isra Vision A.G.	312,050
30,317	Jenoptik A.G.	1,191,565
3,802	Nemetschek S.E.	624,031

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common stocks (Continued)
	Germany (Continued)
8,302	Siltronic A.G.	$1,202,658
1,787	XING SE	665,847
		6,897,657
	Gibraltar – 0.3%
116,370	888 Holdings PLC	351,539

	Italy – 1.5%
30,070	Biesse S.p.A.	1,068,768
7,416	ERG S.p.A.	153,571
185,553	Piaggio & C S.p.A.	401,690
		1,624,029
	Japan – 31.3%
82,300	ADEKA Corp.	1,362,161
143,800	Aeon Mall Co., Ltd.	2,405,942
53,200	Asics Corp.	795,774
27,500	Cawachi Ltd.	525,200
12,500	Doutor Nichires Holdings Co., Ltd.	219,940
22,000	EDION Corp.	251,859
184,700	FIDEA Holdings Co., Ltd.	284,256
41,200	Gurunavi, Inc.	339,285
43,200	Hokuhoku Financial Group, Inc.	604,979
10,200	Ito En Ltd.	447,988
58,000	Iwatani Corp.	2,035,820
5,900	Kakaku.com, Inc.	109,069
20,400	Kanamoto Co., Ltd.	635,262
145,900	Kewpie Corp.	3,516,517
13,300	Kintetsu World Express, Inc.	262,984
3,300	Kirindo Holdings Co., Ltd.	56,668
30,200	Kokuyo Co., Ltd.	524,307
17,500	Kura Corp.	1,036,360
17,400	Mimasu Semiconductor Industry Co., Ltd.	282,353
71,800	Mitsui OSK Lines Ltd.	1,930,865
61,000	NHK Spring Co., Ltd.	645,081
15,300	Nichirei Corp.	384,462
43,300	Nippo Corp.	804,349
7,900	Nippon Shinyaku Co., Ltd.	464,288
85,500	Nippon Suisan Kaisha Ltd.	469,400
111,200	Nippon Yusen KK	2,097,698
8,800	Nishio Rent All Co., Ltd.	275,223
28,700	Nisshin Oillio Group Ltd.	776,199
3,300	Nissin Corp.	69,142
73,300	Okamura Corp.	999,456

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common stocks (Continued)
	Japan (Continued)
29,300	Rohto Pharmaceutical Co., Ltd.	$936,144
136,700	Senko Group Holdings Co., Ltd.	1,126,966
17,200	Shinko Shoji Co., Ltd.	254,649
3,100	Studio Alice Co., Ltd.	69,137
62,800	Sumitomo Forestry Co., Ltd.	1,015,109
84,200	Sun Frontier Fudousan Co., Ltd.	1,038,954
17,300	Sun-Wa Technos Corp.	231,373
76,400	UACJ Corp.	1,739,645
68,000	Unipres Corp.	1,323,157
23,900	Welcia Holdings Co., Ltd.	1,103,474
14,500	Yamazen Corp.	161,561
21,400	Yuasa Trading Co., Ltd.	747,295
		34,360,351
	Netherlands – 3.0%
9,288	Eurocommercial Properties N.V.	358,151
12,779	TKH Group N.V.	748,347
213,339	TomTom N.V.*	2,161,373
		3,267,871
	Norway – 4.1%
1,378	Aker A.S.A.	107,957
11,171	Salmar A.S.A.	538,422
101,701	TGS Nopec Geophysical Co. A.S.A.	3,862,509
		4,508,888
	Portugal – 0.5%
65,262	Altri SGPS S.A.	603,001

	Singapore – 1.4%
418,100	Hi-P International Ltd.	307,650
96,200	Venture Corp. Ltd.	1,269,257
		1,576,907
	Spain – 3.1%
30,860	Cia de Distribucion Integral Logista Holdings S.A.	813,142
226,530	Ence Energia y Celulosa S.A.	2,125,937
46,438	Mediaset Espana Comunicacion S.A.	339,485
16,906	Talgo S.A.* 1	94,097
		3,372,661
	Sweden – 6.0%
22,589	Dustin Group A.B.[1]	222,550
32,059	Elekta A.B. - B Shares	419,089
9,630	Hemfosa Fastigheter A.B.	130,995
19,815	Nolato A.B. - B Shares	1,399,695

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common stocks (Continued)
	Sweden (Continued)
137,404	Swedish Orphan Biovitrum A.B.*	$4,378,201
		6,550,530
	Switzerland – 3.9%
198	Georg Fischer A.G.	259,220
3,937	Kardex A.G.*	705,110
227,185	OC Oerlikon Corp. A.G.*	3,309,453
		4,273,783
	United Kingdom – 11.3%
41,191	Bodycote PLC	506,810
1,044,171	boohoo.com PLC*	2,396,192
40,988	Electrocomponents PLC	394,203
30,682	Hays PLC	80,912
32,956	HomeServe PLC	443,943
560,768	JD Sports Fashion PLC	3,693,377
44,086	Pagegroup PLC	348,378
103,244	SSP Group PLC	929,370
136,024	WH Smith PLC	3,640,004
		12,433,189
	Total common stocks (Cost $102,379,171)	105,401,057

	Exchange-Traded Funds – 2.7%
	United States – 2.7%
44,000	iShares MSCI EAFE ETF	2,962,960

	Total exchange-traded funds (Cost $3,001,812)	2,962,960

Principal Amount

	Short-Term Investments – 1.4%
$1,516,679	UMB Money Market II Special, 1.73%[2]	1,516,679

	Total short-term investments (Cost $1,516,679)	1,516,679

	Total investments – 100.0% (Cost $106,897,662)	109,880,696
	Other Assets in Excess of Liabilities – 0.0%	11,857

	Total Net Assets – 100.0%	$109,892,553

ETF – Exchange-Traded Fund

PLC – Public Limited Company

Oak Ridge International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $316,647 which represents 0.3% of Net Assets.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.0%
	Consumer Discretionary – 9.8%
1,754	America's Car-Mart, Inc.*	$146,371
18,432	Carrols Restaurant Group, Inc.*	291,226
4,870	Core-Mark Holding Co., Inc.	174,200
2,728	Denny's Corp.*	41,111
920	Group 1 Automotive, Inc.	70,923
910	Johnson Outdoors, Inc. - Class A	92,165
14,236	Malibu Boats, Inc. - Class A*	686,318
1,155	MarineMax, Inc.*	25,987
6,424	MDC Holdings, Inc.	203,641
14,130	Modine Manufacturing Co.*	238,090
6,620	National CineMedia, Inc.	60,242
10,070	Skechers U.S.A., Inc. - Class A*	296,864
11,180	Tenneco, Inc.	478,392
6,162	Zumiez, Inc.*	191,946
		2,997,476
	Consumer Staples – 2.5%
3,910	Cal-Maine Foods, Inc.	193,349
12,919	SpartanNash Co.	275,821
4,010	Sprouts Farmers Market, Inc.*	106,145
5,320	United Natural Foods, Inc.*	188,913
		764,228
	Energy – 4.8%
3,870	Delek U.S. Holdings, Inc.	210,915
10,383	Exterran Corp.*	284,390
4,530	Mammoth Energy Services, Inc.	124,485
20,928	Newpark Resources, Inc.*	219,744
12,230	Par Pacific Holdings, Inc.*	248,391
4,090	PBF Energy, Inc. - Class A	212,353
6,215	Unit Corp.*	163,392
		1,463,670
	Financials – 14.4%
2,480	BankUnited, Inc.	96,199
20,895	Cathay General Bancorp	883,859
7,420	CenterState Bank Corp.	227,200
7,886	CoreCivic, Inc. - REIT	204,169
2,110	Customers Bancorp, Inc.*	52,117
15,360	First Merchants Corp.	739,123
650	IBERIABANK Corp.	56,323
2,380	LTC Properties, Inc. - REIT	110,551
5,670	National Storage Affiliates Trust - REIT	160,801
22,674	NMI Holdings, Inc. - Class A*	489,758

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financials (Continued)
2,190	Peapack Gladstone Financial Corp.	$73,168
17,500	Realogy Holdings Corp.	374,325
2,690	Renasant Corp.	125,596
4	United Community Banks, Inc.	121
17,430	Universal Insurance Holdings, Inc.	777,378
1,760	Univest Corp. of Pennsylvania	50,160
		4,420,848
	Health Care – 17.0%
2,410	Addus HomeCare Corp.*	156,409
2,490	Amedisys, Inc.*	311,275
11,030	CytomX Therapeutics, Inc.*	248,065
3,680	Enanta Pharmaceuticals, Inc.*	334,622
6,940	Endo International PLC*1	119,021
12,150	Genomic Health, Inc.*	743,216
8,830	Halozyme Therapeutics, Inc.*	162,560
8,037	Innoviva, Inc.*	116,697
9,841	Integer Holdings Corp.*	786,296
3,270	Mallinckrodt PLC*1	112,684
3,940	Medpace Holdings, Inc.*	235,573
12,193	NanoString Technologies, Inc.*	197,161
10,811	Phibro Animal Health Corp. - Class A	510,279
12,288	Quality Systems, Inc.*	281,272
6,680	Retrophin, Inc.*	211,689
14,264	STAAR Surgical Co.*	680,393
		5,207,212
	Industrials – 26.0%
10,720	Applied Industrial Technologies, Inc.	825,976
10,630	Atkore International Group, Inc.*	291,049
10,470	Brady Corp. - Class A	423,512
5,160	Comfort Systems USA, Inc.	296,184
4,430	Echo Global Logistics, Inc.*	147,076
8,967	Federal Signal Corp.	233,411
3,900	Forward Air Corp.	250,614
9,490	H&E Equipment Services, Inc.	330,347
13,600	Harsco Corp.*	384,200
15,910	Hub Group, Inc. - Class A*	840,843
24,840	Interface, Inc.	584,982
1,180	IntriCon Corp.*	87,202
125	Kadant, Inc.	12,631
7,690	Kforce, Inc.	323,365
8,650	Knoll, Inc.	203,621

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials (Continued)
3,810	Landstar System, Inc.	$441,198
6,250	McGrath RentCorp	362,500
5,800	Patrick Industries, Inc.*	371,200
5,120	Resources Connection, Inc.	84,736
19,980	Universal Forest Products, Inc.	748,451
11,670	WESCO International, Inc.*	713,620
		7,956,718
	Information Technology – 12.6%
52	A10 Networks, Inc.*	362
24,250	Amkor Technology, Inc.*	211,702
8,270	Axcelis Technologies, Inc.*	167,054
14,920	Diodes, Inc.*	565,766
43,201	Extreme Networks, Inc.*	270,870
15,031	Five9, Inc.*	722,240
5,328	KEMET Corp.*	137,676
5,470	LivePerson, Inc.*	147,143
8,240	Nanometrics, Inc.*	360,994
670	RingCentral, Inc. - Class A*	62,411
2,800	SPS Commerce, Inc.*	275,156
4,964	Systemax, Inc.	181,186
15,781	Verint Systems, Inc.*	766,168
		3,868,728
	Materials – 4.2%
4,902	AdvanSix, Inc.*	165,884
6,538	Boise Cascade Co.	285,711
2,815	Ferro Corp.*	61,789
1,500	Greif, Inc. - Class A	82,770
4,280	Innospec, Inc.	332,128
5,490	Materion Corp.	350,262
		1,278,544
	Real Estate – 1.7%
4,270	National Health Investors, Inc. - REIT	338,397
7,405	Urstadt Biddle Properties, Inc. - REIT	168,464
		506,861
	Technology – 5.3%
158	Agilysys, Inc.*	2,539
11,386	Comtech Telecommunications Corp.	408,188
12,207	Limelight Networks, Inc.*	61,890
3,060	Mellanox Technologies Ltd.*1	254,592
1,498	New Relic, Inc.*	153,934

Oak Ridge Dynamic Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
23,908	Perficient, Inc.*	$686,877
681	QAD, Inc. - Class A	41,303
		1,609,323
	Utilities – 0.7%
2,338	Chesapeake Utilities Corp.	201,068

	Total Common Stocks (Cost $25,750,977)	30,274,676

	Rights – 0.0%
7,920	First Eagle Holdings, Inc.*2	7,524

	Total Rights (Cost $—)	7,524

	Total Investments – 99.0% (Cost $25,750,977)	30,282,200
	Other Assets in Excess of Liabilities – 1.0%	315,722

	Total Net Assets – 100.0%	$30,597,922

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of Net Assets. The total value of these securities is $7,524.

See accompanying Notes to Schedule of Investments.

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.7%
	Communication sERVICES – 11.2%
446	Alphabet, Inc. - Class A*	$549,383
463	Alphabet, Inc. - Class C*	564,022
7,090	Comcast Corp. - Class A	262,259
1,829	Facebook, Inc. - Class A*	321,410
579	Netflix, Inc.*	212,887
		1,909,961
	Consumer Discretionary – 14.4%
509	Amazon.com, Inc.*	1,024,469
4,688	LKQ Corp.*	161,830
4,492	Ross Stores, Inc.	430,244
1,372	Ulta Beauty, Inc.*	356,720
3,155	VF Corp.	290,670
2,211	Yum! Brands, Inc.	192,114
		2,456,047
	Consumer Staples – 4.6%
4,932	Coca-Cola Co.	219,819
1,754	Costco Wholesale Corp.	408,910
2,691	Unilever PLC - ADR[1]	153,037
		781,766
	Energy – 0.8%
1,175	EOG Resources, Inc.	138,920

	Financials – 1.8%
3,982	Intercontinental Exchange, Inc.	303,548

	Health Care – 19.6%
2,165	AbbVie, Inc.	207,797
706	ABIOMED, Inc.*	287,045
2,790	Acadia Healthcare Co., Inc.*	115,869
1,383	Alexion Pharmaceuticals, Inc.*	169,058
4,422	Corcept Therapeutics, Inc.*	66,418
2,338	Danaher Corp.	242,076
2,726	Eli Lilly & Co.	288,002
5,273	Globus Medical, Inc. - Class A*	280,893
926	Incyte Corp.*	68,441
828	Ligand Pharmaceuticals, Inc. - Class B*	215,023
1,679	Pacira Pharmaceuticals, Inc.*	79,165
2,234	Sage Therapeutics, Inc.*	366,957
2,049	Stryker Corp.	347,162
2,315	UnitedHealth Group, Inc.	621,485
		3,355,391

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrials – 11.8%
3,838	AMETEK, Inc.	$295,373
3,033	Fortive Corp.	254,711
2,032	Illinois Tool Works, Inc.	282,204
729	TransDigm Group, Inc.	255,150
1,592	Verisk Analytics, Inc. - Class A*	189,591
6,535	Waste Connections, Inc.[1]	518,814
2,008	XPO Logistics, Inc.*	213,852
		2,009,695
	Information Technology – 28.7%
1,956	ANSYS, Inc.*	363,777
5,933	Apple, Inc.	1,350,529
527	Broadcom Ltd.	115,429
2,859	Cognizant Technology Solutions Corp. - Class A	224,231
3,253	EPAM Systems, Inc.*	464,951
1,441	Fidelity National Information Services, Inc.	155,873
2,720	Fortinet, Inc.*	227,827
955	KLA-Tencor Corp.	110,981
7,488	Microsoft Corp.	841,127
1,962	PayPal Holdings, Inc.*	181,152
1,852	salesforce.com, Inc.*	282,763
4,000	Visa, Inc. - Class A	587,560
		4,906,200
	Materials – 1.8%
2,090	Ecolab, Inc.	314,503

	Total Common Stocks (Cost $12,460,968)	16,176,031

Principal Amount

	Short-Term Investments – 5.4%
$920,286	UMB Money Market II Special, 1.73%[2]	920,286

	Total Short-Term Investments (Cost $920,286)	920,286

	Total Investments – 100.1% (Cost $13,381,254)	17,096,317
	Liabilities in Excess of Other Assets – (0.1)%	(15,746)

	Total Net Assets – 100.0%	$17,080,571

ADR – American Depository Receipt

PLC – Public Limited Company

Oak Ridge Disciplined Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Multi Strategy Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Mutual Funds – 98.4%
256,053	Bramshill Income Performance Fund - Class Institutional	$2,527,246
1,159,233	Oak Ridge Disciplined Growth Fund - Class I1	16,739,325
717,410	Oak Ridge Dividend Growth Fund - Class I1	11,901,835
1,737,456	Oak Ridge Dynamic Small Cap Fund - Class I1	28,876,520
891,534	Oak Ridge Global Resources & Infrastructure Fund - Class I1	11,179,836
259,147	Oak Ridge International Small Cap Fund - Class I1	3,187,512
49,225	Wavelength Interest Rate Neutral Fund	495,207

	Total Mutual Funds (Cost $61,627,120)	74,907,481

Principal Amount

	Short-Term Investments – 1.6%
$1,244,070	UMB Money Market II Special, 1.73%[2]	1,244,070

	Total Short-Term Investments (Cost $1,244,070)	1,244,070

	Total Investments – 100.0% (Cost $62,871,190)	76,151,551
	Other Assets in Excess of Liabilities – 0.0%	9,356

	Total Net Assets – 100.0%	$76,160,907

[1]	Affiliated company.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 93.3%
	Communication Services – 4.7%
6,219	Verizon Communications, Inc.	$338,127
2,532	Walt Disney Co.	283,635
		621,762
	Consumer Discretionary – 5.9%
2,254	Home Depot, Inc.	452,536
3,579	VF Corp.	329,733
		782,269
	Consumer Staples – 6.9%
7,562	Coca-Cola Co.	337,038
4,206	Kraft Heinz Co.	245,084
5,769	Unilever PLC - ADR[1]	328,083
		910,205
	Energy – 6.8%
2,513	Chevron Corp.	297,690
3,314	Exxon Mobil Corp.	265,683
18,735	Kinder Morgan, Inc.	331,610
		894,983
	Financials – 16.8%
1,208	BlackRock, Inc.	578,704
9,816	Blackstone Group LP	362,309
3,517	CME Group, Inc.	614,525
5,905	JPMorgan Chase & Co.	676,595
		2,232,133
	Health Care – 15.5%
3,666	AbbVie, Inc.	351,863
3,656	Eli Lilly & Co.	386,256
4,279	Novartis A.G. - ADR[1]	355,200
2,779	Stryker Corp.	470,846
1,820	UnitedHealth Group, Inc.	488,597
		2,052,762
	Industrials – 9.0%
1,105	Boeing Co.	378,783
2,825	Illinois Tool Works, Inc.	392,336
4,655	Waste Management, Inc.	423,140
		1,194,259
	Information Technology – 25.8%
3,951	Analog Devices, Inc.	390,557
2,402	Apple, Inc.	546,767
3,523	Automatic Data Processing, Inc.	517,000
9,603	Cisco Systems, Inc.	458,735

Oak Ridge Dividend Growth Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Information Technology (Continued)
3,571	Fidelity National Information Services, Inc.	$386,275
5,685	Microsoft Corp.	638,596
6,885	QUALCOMM, Inc.	473,069
		3,410,999
	Materials – 1.9%
1,639	Praxair, Inc.	259,273
		259,273
	Total Common Stocks (Cost $10,655,546)	12,358,645

Principal Amount

	Short-Term Investments – 6.8%
$895,917	UMB Money Market II Special, 1.73%[2]	895,917

	Total Short-Term Investments (Cost $895,917)	895,917

	Total Investments – 100.1% (Cost $11,551,463)	13,254,562
	Liabilities in Excess of Other Assets – (0.1)%	(12,898)

	Total Net Assets – 100.0%	$13,241,664

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Disciplined Growth Fund (“Disciplined Growth” or “Disciplined Growth Fund”), Oak Ridge Multi Strategy Fund, (“Multi Strategy” or “Multi Strategy Fund”) and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Small Cap Growth Fund, International Small Cap Fund, Dynamic Small Cap Fund, Disciplined Growth Fund, Multi Strategy Fund, and Dividend Growth Fund are diversified Funds.

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares. The Class A shares commenced operations on December 1, 2015.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Class A shares commenced operations on December 1, 2015.

The Disciplined Growth Fund’s primary investment objective is to seek long-term growth of capital. The Fund commenced investment operations on July 29, 2016, with Class I shares. Class A shares had not yet commenced operations as of August 31, 2018.

The Multi Strategy Fund’s primary investment objective is to seek capital appreciation. The Multi Strategy Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Multi Strategy Fund’s fiscal year end was changed to May 31, as of December 1, 2014. Effective September 30, 2015, the Class Y shares were re-designated as Class I shares. Effective July 18, 2017, the Large Cap Growth Fund changed its name to the Multi Strategy Fund.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are values at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Multi Strategy Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statements of Operations for the Multi Strategy Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

Note 3 – Federal Income Taxes

At August 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund
Cost of investments	$240,310,444	$107,503,018	$25,750,977

Gross unrealized appreciation	$150,752,923	$9,662,991	$5,212,589
Gross unrealized depreciation	(7,409,759)	(7,285,313)	(681,366)
Net unrealized appreciation on investments	$143,343,164	$2,377,678	$4,531,223

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

	Disciplined Growth Fund	Multi Strategy Fund	Dividend Growth Fund
Cost of investments	$13,381,254	$62,887,694	$11,551,463

Gross unrealized appreciation	$3,898,172	$13,451,404	$1,878,613
Gross unrealized depreciation	(183,109)	(187,547)	(175,514)
Net unrealized appreciation on investments	$3,715,063	$13,263,857	$1,703,099

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$360,212,610	$-	$-	$360,212,610
Mutual Funds	3,802,318	-	-	3,802,318
Short-Term Investments	19,638,680	-	-	19,638,680
Total	$383,653,608	$-	$-	$383,653,608

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$105,401,057	$-	$-	$105,401,057
Exchange-Traded Funds	2,962,960	-	-	2,962,960
Short-Term Investments	1,516,679	-	-	1,516,679
Total	$109,880,696	$-	$-	$109,880,696

Dynamic Small Cap Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks[1]	$30,274,676	$-	$-	$30,274,676
Rights	-	-	7,524	7,524
Total	$30,274,676	$-	$7,524	$30,282,200

Disciplined Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$16,176,031	$-	$-	$16,176,031
Short-Term Investments	920,286	-	-	920,286
Total	$17,096,317	$-	$-	$17,096,317

Multi Strategy Fund	Level 1	Level 2*	Level 3**	Total
Investments
Mutual Funds	$74,907,481	$-	$-	$74,907,481
Short-Term Investments	1,244,070	-	-	1,244,070
Total	$76,151,551	$-	$-	$76,151,551

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$12,358,645	$-	$-	$12,358,645
Short-Term Investments	895,917	-	-	895,917
Total	$13,254,562	$-	$-	$13,254,562

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Oak Ridge Dynamic Small Cap Fund
Beginning balance May 31, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	7,524
Net purchases	-
Net sales	-
Balance as of August 31, 2018	$7,524

	Fair Value August 31, 2018	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Oak Ridge Dynamic Small Cap - Rights	$7,524	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Note 5 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
Oak Ridge International Small Cap Fund	$4,714,121	$-	$(750,000)	$135,246	$(297,049)	$3,802,318	$-	$-

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	370,607	-	(61,475)	309,132

Multi Strategy Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income	Capital Gain Distributions
Oak Ridge Disciplined Growth Fund	$13,977,674	$1,890,000	$(600,000)	$133,657	$1,337,994	$16,739,325	$-	$-
Oak Ridge Dividend Growth Fund	9,601,977	1,630,718	-	-	669,140	11,901,835	-	-
Oak Ridge Dynamic Small Cap Fund	26,855,297	-	(600,000)	146,457	2,474,766	28,876,520	-	-
Oak Ridge Global Resources & Infrastructure Fund	12,227,212	-	(400,000)	48,475	(695,851)	11,179,836	-	-
Oak Ridge International Small Cap Fund	3,450,847	-	(150,000)	(7,773)	(105,562)	3,187,512	-	-
Total				$320,816	$3,680,487	$71,885,028

Oak Ridge Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2018 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge Disciplined Growth Fund	1,062,133	138,738	(41,638)	1,159,233
Oak Ridge Dividend Growth Fund	613,545	103,865	-	717,410
Oak Ridge Dynamic Small Cap Fund	1,773,798	-	(36,342)	1,737,456
Oak Ridge Global Resources & Infrastructure Fund	922,808	-	(31,274)	891,534
Oak Ridge International Small Cap Fund	271,293	-	(12,146)	259,147
Total				4,764,780

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/18

*	Print the name and title of each signing officer under his or her signature.